Document and Entity Information	6 Months Ended
Jun. 30, 2013
Document And Entity Information [Abstract]
Entity Registrant Name	Navios Maritime Partners L.P.
Trading Symbol	NMM
Entity Central Index Key	0001415921
Document Type	6-K
Document Period End Date	Jun 30, 2013
Amendment Flag	false
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	Q2
Current Fiscal Year End Date	--12-31
Entity Well Known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Common Stock Shares Outstanding	65,284,163

CONDENSED CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Current assets
Cash and cash equivalents	$ 62,349	$ 32,132
Restricted cash, short-term portion	830	29,529
Accounts receivable, net	22,506	7,778
Prepaid expenses and other current assets	560	594
Total current assets	86,245	70,033
Vessels, net	703,795	721,391
Deposits for vessels acquisitions	3,361	0
Deferred financing costs, net	4,783	2,767
Other long term assets	249	282
Intangible assets	138,048	160,479
Restricted cash, long-term portion	98,179	0
Total non-current assets	948,415	884,919
Total assets	1,034,660	954,952
Current liabilities
Accounts payable	2,359	2,090
Accrued expenses	3,778	3,599
Deferred voyage revenue	2,724	9,112
Current portion of long-term debt	2,472	23,727
Amounts due to related parties	14,925	21,748
Total current liabilities	26,258	60,276
Long-term debt, net of current portion and discount	342,559	275,982
Total non-current liabilities	342,559	275,982
Total liabilities	368,817	336,258
Commitments and contingencies	0	0
Partners' capital:
Common Unitholders (65,284,163 and 60,109,163 units issued and outstanding at June 30, 2013 and December 31, 2012, respectively)	662,741	616,604
General Partner (1,332,334, and 1,226,721 units issued and outstanding at June 30, 2013 and December 31, 2012, respectively)	3,102	2,090
Total partners' capital	665,843	618,694
Total liabilities and partners' capital	$ 1,034,660	$ 954,952

CONDENSED CONSOLIDATED BALANCE SHEETS (PARENTHETICALS)	Jun. 30, 2013	Dec. 31, 2012
CONDENSED CONSOLIDATED BALANCE SHEETS [Abstract]
Common Unitholders, units issued	65,284,163	60,109,163
Common Unitholders, units outstanding	65,284,163	60,109,163
General Partners, units issued	1,332,334	1,226,721
General Partners, units outstanding	1,332,334	1,226,721

CONDENSED CONSOLIDATED STATEMENTS OF INCOME (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
CONDENSED CONSOLIDATED STATEMENTS OF INCOME [Abstract]
Time charter revenues (includes related party revenue of $4,325 and $7,561 for the three and six months ended June 30, 2013, respectively, and $1,480 and $1,951 for the three and six months ended June 30, 2012, respectively)	$ 49,154	$ 49,122	$ 99,435	$ 97,109
Time charter expenses	(3,658)	(3,923)	(6,770)	(7,138)
Direct vessel expenses	0	(13)	0	(25)
Management fees	(8,586)	(7,323)	(17,077)	(14,557)
General and administrative expenses	(1,448)	(1,267)	(3,057)	(2,552)
Depreciation and amortization	(21,615)	(17,328)	(40,026)	(34,478)
Interest expense and finance cost, net	(3,927)	(2,384)	(6,332)	(5,196)
Interest income	7	29	15	155
Other income	10,083	107	10,127	342
Other expense	(499)	(339)	(558)	(42)
Net income	19,511	16,681	35,757	33,618
Earnings per unit (see note 14):
Net income	$ 19,511	$ 16,681	$ 35,757	$ 33,618
Common unit (basic and diluted)	$ 0.29	$ 0.29	$ 0.53	$ 0.59

CONDENSED CONSOLIDATED STATEMENTS OF INCOME (PARENTHETICALS) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
CONDENSED CONSOLIDATED STATEMENTS OF INCOME [Abstract]
Related party revenue	$ 4,325	$ 1,480	$ 7,561	$ 1,951

CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
OPERATING ACTIVITIES
Net income	$ 35,757	$ 33,618
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	40,026	34,478
Amortization and write-off of deferred financing cost	2,788	272
Amortization of deferred dry dock costs	0	25
Changes in operating assets and liabilities:
Increase in restricted cash	(1)	(1)
(Increase)/decrease in accounts receivable	(14,728)	351
Decrease in prepaid expenses and other current assets	34	1,773
Decrease/(increase) in other long term assets	33	(318)
Increase/(decrease) in accounts payable	269	(456)
Increase in accrued expenses	179	982
Decrease in deferred voyage revenue	(6,388)	(3,110)
(Decrease)/increase in amounts due to related parties	(6,823)	4,883
Net cash provided by operating activities	51,146	72,497
INVESTING ACTIVITIES:
Acquisition of vessels	0	(40,820)
Deposits for acquisition of vessels	(3,361)	0
Acquisition of intangibles	0	(18,681)
Increase in restricted cash	(98,179)	0
Net cash used in investing activities	(101,540)	(59,501)
FINANCING ACTIVITIES:
Cash distributions paid	(59,872)	(51,752)
Proceeds from issuance of general partner units	1,494	1,472
Proceeds from issuance of common units, net of offering costs	69,770	68,563
Proceeds from long term debt, net of discount	245,000	0
Decrease/(increase) in restricted cash	28,700	(2,696)
Repayment of long-term debt and payment of principal	(199,689)	(35,600)
Debt issuance costs	(4,792)	0
Net cash provided by/( used in) financing activities	80,611	(20,013)
Increase/(decrease) in cash and cash equivalents	30,217	(7,017)
Cash and cash equivalents, beginning of period	32,132	48,078
Cash and cash equivalents, end of period	62,349	41,061
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Cash paid for interest	3,959	5,277
Due to Navios Holdings for the acquisition of Navios Buena Ventura in June 2012	$ 0	$ 8,000

CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN PARTNERS' CAPITAL (USD $) In Thousands, except Share data	Total	General Partner	Common Unitholders	Subordinated Unitholders	Subordinated Series A Unitholders
Balance, value at Dec. 31, 2011	$ 559,639	$ 1,976	$ 729,550	$ (177,969)	$ 6,082
Balance, units at Dec. 31, 2011		1,132,843	46,887,320	7,621,843	1,000,000
Conversion of subordinated units into common units, value	0		(177,696)	177,969
Conversion of subordinated units into common units, units			7,621,843	(7,621,843)
Conversion of subordinated Series A units into common units, value	0		6,082		(6,082)
Conversion of subordinated Series A units into common units, units			1,000,000		(1,000,000)
Cash distribution paid(see note 14)	(51,752)	(1,760)	(49,992)	0	0
Proceeds from issuance of common units, net of offering costs (see note 9), value	68,563		68,563
Proceeds from issuance of common units, net of offering costs (see note 9), units			4,600,000
Proceeds from issuance of general partner units (see note 9), value	1,472	1,472
Proceeds from issuance of general partners units (see note 9), units		93,878
Net income	33,618	672	32,946	0	0
Balance, value at Jun. 30, 2012	611,540	2,360	609,180	0	0
Balance, units at Jun. 30, 2012		1,226,721	60,109,163	0	0
Balance, value at Dec. 31, 2012	618,694	2,090	616,604	0	0
Balance, units at Dec. 31, 2012		1,226,721	60,109,163	0	0
Cash distribution paid(see note 14)	(59,872)	(2,096)	(57,776)	0	0
Proceeds from issuance of common units, net of offering costs (see note 9), value	69,770		69,770
Proceeds from issuance of common units, net of offering costs (see note 9), units			5,175,000
Proceeds from issuance of general partner units (see note 9), value	1,494	1,494
Proceeds from issuance of general partners units (see note 9), units		105,613
Net income	35,757	1,614	34,143	0	0
Balance, value at Jun. 30, 2013	$ 665,843	$ 3,102	$ 662,741	$ 0	$ 0
Balance, units at Jun. 30, 2013		1,332,334	65,284,163	0	0

DESCRIPTION OF BUSINESS	6 Months Ended
Jun. 30, 2013
DESCRIPTION OF BUSINESS [Abstract]
DESCRIPTION OF BUSINESS
NOTE 1 - DESCRIPTION OF BUSINESS
Navios Partners is an international owner and operator of dry cargo vessels, formed on August 7, 2007 under the laws of the Republic of the Marshall Islands by Navios Holdings, a vertically integrated seaborne shipping and logistics company with over 55 years of operating history in the drybulk shipping industry. Navios GP L.L.C. (the “General Partner”), a wholly owned subsidiary of Navios Holdings, was also formed on that date to act as the general partner of Navios Partners and received a 2% general partner interest in Navios Partners.
Navios Partners is engaged in the seaborne transportation services of a wide range of drybulk commodities including iron ore, coal, grain and fertilizer, chartering its vessels under medium to long-term charters. The operations of Navios Partners are managed by Navios ShipManagement Inc., a subsidiary of Navios Holdings (the “Manager”) from its offices in Piraeus, Greece and Monaco.
Pursuant to the initial public offering (“IPO”) on November 16, 2007, Navios Partners entered into the following agreements:
(a) a management agreement with the Manager pursuant to which the Manager provides Navios Partners commercial and technical management services;
(b) an administrative services agreement with the Manager pursuant to which the Manager provides Navios Partners administrative services; and
(c) an omnibus agreement with Navios Holdings (“Omnibus Agreement”), governing, among other things, when Navios Partners and Navios Holdings may compete against each other as well as rights of first offer on certain drybulk carriers.
As of June 30, 2013, there were outstanding: 65,284,163 common units and 1,332,334 general partnership units. Navios Holdings owns a 23.4% interest in Navios Partners, which includes a 2% general partner interest.

BASIS OF PRESENTATION	6 Months Ended
Jun. 30, 2013
BASIS OF PRESENTATION [Abstract]
BASIS OF PRESENTATION
NOTE 2 - BASIS OF PRESENTATION

 The accompanying interim consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (US GAAP).
The accompanying consolidated financial statements include the following entities and chartered-in vessels:

	Vessel name	Country of incorporation	Statement of Income
Company name			2013	2012
Libra Shipping Enterprises Corporation	Navios Libra II	Marshall Is.	1/01 - 06/30	1/01 - 06/30
Alegria Shipping Corporation	Navios Alegria	Marshall Is.	1/01 - 06/30	1/01 - 06/30
Felicity Shipping Corporation	Navios Felicity	Marshall Is.	1/01 - 06/30	1/01 - 06/30
Gemini Shipping Corporation	Navios Gemini S	Marshall Is.	1/01 - 06/30	1/01 - 06/30
Galaxy Shipping Corporation	Navios Galaxy I	Marshall Is.	1/01 - 06/30	1/01 - 06/30
Aurora Shipping Enterprises Ltd.	Navios Hope	Marshall Is.	1/01 - 06/30	1/01 - 06/30
Palermo Shipping S.A.	Navios Apollon	Marshall Is.	1/01 - 06/30	1/01 - 06/30
Fantastiks Shipping Corporation	Navios Fantastiks	Marshall Is.	1/01 - 06/30	1/01 - 06/30
Sagittarius Shipping Corporation	Navios Sagittarius	Marshall Is.	1/01 - 06/30	1/01 - 06/30
Hyperion Enterprises Inc.	Navios Hyperion	Marshall Is.	1/01 - 06/30	1/01 - 06/30
Chilali Corp.	Navios Aurora II	Marshall Is.	1/01 - 06/30	1/01 - 06/30
Surf Maritime Co.	Navios Pollux	Marshall Is.	1/01 - 06/30	1/01 - 06/30
Pandora Marine Inc.	Navios Melodia	Marshall Is.	1/01 - 06/30	1/01 - 06/30
Customized Development S.A.	Navios Fulvia	Liberia	1/01 - 06/30	1/01 - 06/30
Kohylia Shipmanagement S.A.	Navios Luz	Marshall Is.	1/01 - 06/30	1/01 - 06/30
Orbiter Shipping Corp.	Navios Orbiter	Marshall Is.	1/01 - 06/30	1/01 - 06/30
Floral Marine Ltd.	Navios Buena Ventura	Marshall Is.	1/01 - 06/30	6/15 - 06/30
Golem Navigation Limited	Navios Soleil	Marshall Is.	1/01 - 06/30	-
Kymata Shipping Co.	Navios Helios	Marshall Is.	1/01 - 06/30	-
Micaela Shipping Corporation	Navios Harmony	Marshall Is.	-	-
Pearl Shipping Corporation	Navios Sun	Marshall Is.	-	-
Chartered-in vessels
Prosperity Shipping Corporation	Navios Prosperity	Marshall Is.	1/01 - 06/30	1/01 - 06/30
Aldebaran Shipping Corporation	Navios Aldebaran	Marshall Is.	1/01 - 06/30	1/01 - 06/30
Other
JTC Shipping and Trading Ltd (*)	Holding Company	Malta	1/01 - 06/30	1/01 - 06/30
Navios Maritime Partners L.P.	N/A	Marshall Is.	1/01 - 06/30	1/01 - 06/30
Navios Maritime Operating LLC	N/A	Marshall Is.	1/01 - 06/30	1/01 - 06/30
Navios Partners Finance (US) Inc.	Co-Borrower	Delaware	6/19 - 06/30	-

(*)	Not a vessel-owning subsidiary and only holds right to a charter-in contract.
(a) Use of Estimates: The preparation of consolidated financial statements in conformity with the accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the dates of the financial statements and the reported amounts of revenues and expenses during the reporting periods. On an on-going basis, management evaluates the estimates and judgments, including those related to future drydock dates, the selection of useful lives for tangible assets, expected future cash flows from long-lived assets to support impairment tests, provisions necessary for accounts receivables, provisions for legal disputes, and contingencies. Management bases its estimates and judgments on historical experience and on various other factors that are believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities that are not readily apparent from other sources. Actual results could differ from those estimates under different assumptions and/or conditions.
(b) Vessels, net: Vessels are stated at historical cost, which consists of the contract price and any material expenses incurred upon acquisition (improvements and delivery expenses). Vessels acquired in an asset acquisition or in a business combination are recorded at fair value. Subsequent expenditures for major improvements and upgrading are capitalized, provided they appreciably extend the life, increase the earning capacity or improve the efficiency or safety of the vessels. Expenditures for routine maintenance and repairs are expensed as incurred.

  Depreciation is computed using the straight line method over the useful life of the vessels, after considering the estimated residual value. Management estimates the residual values of our dry bulk vessels based on a scrap value cost of steel times the weight of the ship noted in lightweight ton (LWT). Residual values are periodically reviewed and revised to recognize changes in conditions, new regulations or other reasons. Revisions of residual values affect the depreciable amount of the vessels and affects depreciation expense in the period of the revision and future periods. Prior to December 31, 2012, management estimated the residual values of its vessels based on a scrap rate of $285 per LWT. Effective January 1, 2013, following management's reassessment after considering current market trends for scrap rates and ten-year average historical scrap rates of the residual values of the Company's vessels, the estimated scrap value per LWT was increased to $340. This change in accounting estimate of scrap value did not materially affect the statement of income and the earnings per unit of the Company in the three and six month period ended June 30, 2013.
        Management estimates the useful life of our vessels to be 25 years from the vessel's original construction. However, when regulations place limitations over the ability of a vessel to trade on a worldwide basis, its useful life is re-estimated to end at the date such regulations become effective.
The accompanying interim condensed consolidated financial statements of Navios Partners are unaudited, but, in the opinion of management, contain all adjustments necessary to present a fair statement of results, in all material respects, Navios Partners' condensed consolidated financial position as of June 30, 2013 and December 31, 2012 and the condensed consolidated results of operations for the three and six months ended June 30, 2013 and 2012. The footnotes are condensed as permitted by the requirements for interim financial statements and, accordingly, do not include information and disclosures required under US GAAP for complete financial statements. All such adjustments are deemed to be of a normal, recurring nature. The results of operations for the interim periods are not necessarily indicative of the results to be expected for the full year. These financial statements should be read in conjunction with the audited consolidated financial statements and related notes included in Navios Partners' Annual Report on Form 20-F for the year ended December 31, 2012.

CASH AND CASH EQUIVALENTS	6 Months Ended
Jun. 30, 2013
CASH AND CASH EQUIVALENTS [Abstract]
CASH AND CASH EQUIVALENTS
NOTE 3 - CASH AND CASH EQUIVALENTS
Cash and cash equivalents consist of the following:

	June 30, 2013	December 31, 2012
Cash on hand and at banks	$14,261	$18,180
Short term deposits and highly liquid funds	48,088	13,952
Total cash and cash equivalents	$62,349	$32,132

Short term deposits and highly liquid funds relate to amounts held in banks for general financing purposes. As of June 30, 2013, Navios Partners held time deposits of $47,290 and money market funds of $798 with duration of less than three months. As of December 31, 2012, Navios Partners held time deposits of $13,129 and money market funds of $823 with duration of less than three months.
Cash deposits and cash equivalents in excess of amounts covered by government-provided insurance are exposed to loss in the event of non-performance by financial institutions. Navios Partners does maintain cash deposits and equivalents in excess of government-provided insurance limits. Navios Partners also minimizes exposure to credit risk by dealing with a diversified group of major financial institutions.
Restricted cash as of June 30, 2013 and December 31, 2012 included an amount held as security in the form of a letter of guarantee related to an owned vessel in the amount of $830 and $829, respectively. In addition, at each of June 30, 2013 and December 31, 2012, restricted cash included $0 and $28,700, respectively, which related to amounts held in retention accounts as required by certain of Navios Partners' credit facilities. As of June 30, 2013 and December 31, 2012 the short-term restricted cash held in retention accounts was $830 and $29,529, respectively. Long-term restricted cash as of June 30, 2013 was $98,179 (see note 7).

VESSELS, NET	6 Months Ended
Jun. 30, 2013
VESSELS, NET [Abstract]
VESSELS, NET
NOTE 4 - VESSELS, NET

Vessels	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2011	$764,905	$(97,692)	$667,213
Additions	88,505	(34,327)	54,178
Balance December 31, 2012	$853,410	$(132,019)	$721,391
Additions	-	(17,596)	(17,596)
Balance June 30, 2013	$853,410	$(149,615)	$703,795

Deposits for vessel acquisition represent deposits for vessels to be delivered in the future. As of June 30, 2013, Navios Partners vessel deposits amounted to $3,361.

INTANGIBLE ASSETS	6 Months Ended
Jun. 30, 2013
INTANGIBLE ASSETS [Abstract]
INTANGIBLE ASSETS
NOTE 5 - INTANGIBLE ASSETS
Intangible assets and unfavorable leases terms as of June 30, 2013 and December 31, 2012 consisted of the following:

	Cost	Accumulated Amortization	Net Book Value
Total favorable lease terms charter-out December 31, 2011	$227,335	$(50,754)	$176,581
Additions	21,193	(37,295)	(16,102)
Total favorable lease terms charter-out December 31, 2012	$248,528	$(88,049)	$160,479
Additions	-	(19,226)	(19,226)
Write-off of intangible asset	-	(3,205)	(3,205)
Total favorable lease terms charter-out June 30, 2013	$248,528	$(110,480)	$138,048

Amortization expense of favorable lease terms for the three and six month periods ended June 30, 2013 and 2012 is presented in the following table:

	Three Month Period Ended		Six Month Period Ended
	June 30, 2013	June 30, 2012	June 30, 2013	June 30, 2012
Favorable lease terms charter-out	$(9,614)	$(9,089)	$(19,226)	$(18,070)
Write-off of intangible asset	(3,205)	-	(3,205)	-
Total	$(12,819)	$(9,089)	$(22,431)	$(18,070)

The aggregate amortization of the intangibles for the 12-month periods ended June 30 is estimated to be as follows:

Year	Amount
2014	$33,706
2015	22,758
2016	18,262
2017	17,526
2018 and thereafter	45,796
$138,048

In relation to Navios Partners' new suspension agreement, entered into in June 2013, the amount of $3,205 of Navios Melodia favorable lease term that corresponded to the suspension period until April 2016 was written-off in the statement of income under the caption of Depreciation and amortization.
Intangible assets subject to amortization are amortized using straight line method over their estimated useful lives to their estimated residual value of zero. The weighted average useful lives are 7.7 years for favorable lease terms charter out.

DEFERRED VOYAGE REVENUE	6 Months Ended
Jun. 30, 2013
DEFERRED VOYAGE REVENUE [Abstract]
DEFERRED VOYAGE REVENUE
NOTE 6 - DEFERRED VOYAGE REVENUE
Deferred voyage revenue primarily reflects charter-out amounts collected on voyages that have not yet been completed. In January 2009, Navios Partners and its counterparty to the Navios Hope charter party mutually agreed for a lump sum amount of approximately $30,443, of which Navios Partners received net of expenses in the amount of $29,589 in February 2009. Under a new charter agreement, the balance of the aggregate value of the original contract is allocated to the period until its original expiration. The amount of $30,443 has been recognized as deferred revenue and is being amortized over the entire term of the vessel's contract through August 2013.
As of June 30, 2013 and December 31, 2012, the deferred voyage revenue of $2,724 and $9,112, respectively, included the unamortized amount of the lump sum amount related to the Navios Hope of $896 and $4,230, respectively. As of June 30, 2013, the current and long-term portion of the lump sum amount for the Navios Hope was $896 and $0, respectively.

BORROWINGS	6 Months Ended
Jun. 30, 2013
BORROWINGS [Abstract]
BORROWINGS
NOTE 7 - BORROWINGS
Borrowings as of June 30, 2013 and December 31, 2012 consisted of the following:

	June 30, 2013	December 31, 2012
Term Loan B facility	$250,000	$-
Credit facilities	100,020	299,709
Total borrowings	350,020	299,709
Less: Unamortized discount	(4,989)	-
Less: current portion, net of unamortized discount	(2,472)	(23,727)
Total long-term borrowings, net of unamortized discount	$342,559	$275,982

In June 2013, Navios Partners completed the issuance of the Term Loan B facility. The Term Loan B facility bears an interest rate of LIBOR + 425 basis points and has a five-year term with 1.0% amortization profile and was issued at 98%. Navios Partners used the net proceeds of the Term Loan B facility to: i) prepay $101,614 of the July 2012 Credit Facility; ii) fully repay the outstanding balance $41,225 of the August 2012 Credit Facility; iii)  $98,179 held in escrow, to partially finance part of the acquisition of four new vessels; and iv) cover fees and expenses. As of June 30, 2013, the outstanding balance was $245,000, net of discount and it is repayable in 20 installments of $625 with a final payment $237,500.
The Term Loan B facility is secured by first priority mortgages covering certain vessels owned by subsidiaries of Navios Partners, in addition to other collateral and guaranteed by each subsidiary of Navios Partners. The Term Loan Agreement requires maintenance of a loan to value ratio of 0.8 to 1.0, and other restrictive covenants customary for facilities of this type (subject to negotiated exceptions and baskets), including restrictions on indebtedness, liens, acquisitions and investments, restricted payments and dispositions. The Term Loan Agreement also provides for customary events of default.

In June 2013, Navios Partners amended the July 2012 Credit Facility and prepaid $101,614 from the proceeds of the Term Loan B facility. The prepayment will be applied in partial settlement of the next 16 installments. As of June 30, 2013, the outstanding balance was $100,020 and is repayable in 16 installments, plus a final payment, in various amounts during the term of the July 2012 Credit Facility consisting of $496 (five quarterly installments), $3,456 (nine quarterly installments), $2,346 (one quarterly installment) and $5,867 (one quarterly installment) with a final payment of $58,223. The July 2012 Credit Facility bears interest at rates ranging from 180 to 205 bps per annum (depending on the loan amount compared to the security value) plus, depending on the length of the interest period, either LIBOR or the actual cost of funds. The refinancing of this facility was accounted for as debt modification in accordance with ASC470 Debt and an amount of $1,319 was written-off from the deferred financing fees.
In June 2013, Navios Partners fully repaid the outstanding balance of $41,225 of the August 2012 Credit facility from the proceeds of the Term Loan B facility. The refinancing of this facility was accounted for as debt extinguishment in accordance with ASC470 Debt and the remaining unamortized balance of $707 was written-off from the deferred financing fees.
As of June 30, 2013, the total borrowings under the Navios Partners' credit facilities were $345,031. As of June 30, 2013, Navios Partners was in compliance with the financial covenants of its credit facilities.
Amounts drawn under the July 2012 Credit Facility are secured by first preferred mortgages on Navios Partners' vessels and other collateral and are guaranteed by each vessel-owning subsidiary. The July 2012 Credit Facility contains a number of restrictive covenants that prohibit or limit Navios Partners from, among other things: incurring or guaranteeing indebtedness; entering into affiliate transactions; charging, pledging or encumbering the vessels; changing the flag, class, management or ownership of Navios Partners' vessels; changing the commercial and technical management of Navios Partners' vessels; selling or changing the beneficial ownership or control of Navios Partners' vessels; and subordinating the obligations under the credit facilities to any general and administrative costs relating to the vessels, including the fixed daily fee payable under the management agreement. The July 2012 Credit Facility also requires Navios Partners to comply with the ISM Code and ISPS Code and to maintain valid safety management certificates and documents of compliance at all times. The July 2012 Credit Facility also requires compliance with a number of financial covenants of Navios Partners, including Net Worth, debt coverage ratios and minimum liquidity. It is an event of default under the loan facilities if such covenants are not complied with.
The maturity table below reflects the principal payments due under its credit facilities for the 12-month periods ended June 30:

Year	Amount
2014	$3,492
2015	6,334
2016	16,324
2017	18,735
2018	305,135
$350,020

FAIR VALUE OF FINANCIAL INSTRUMENTS	6 Months Ended
Jun. 30, 2013
FAIR VALUE OF FINANCIAL INSTRUMENTS [Abstract]
FAIR VALUE OF FINANCIAL INSTRUMENTS
NOTE 8 - FAIR VALUE OF FINANCIAL INSTRUMENTS
The carrying value amounts of many of Navios Partners' financial instruments, including cash and cash equivalents, restricted cash, accounts receivable and accounts payable and amounts due to related parties approximate their fair value due primarily to the short-term maturity of the related instruments.
The following methods and assumptions were used to estimate the fair value of each class of financial instrument:
Cash and cash equivalents: The carrying amounts reported in the consolidated balance sheets for interest bearing deposits approximate their fair value because of the short maturity of these investments.
Borrowings: The carrying amount of the floating rate loans approximates its fair value.
The estimated fair values of the Navios Partners' financial instruments are as follows:

	June 30, 2013		December 31, 2012
	Book Value	Fair Value	Book Value	Fair Value
Cash and cash equivalents	$62,349	$62,349	$32,132	$32,132
Restricted cash	$99,009	$99,009	$29,529	$29,529
Accounts receivable, net	$22,506	$22,506	$7,778	$7,778
Accounts payable	$(2,359)	$(2,359)	$(2,090)	$(2,090)
Amounts due to related parties	$(14,925)	$(14,925)	$(21,748)	$(21,748)
Long-term debt	$(345,031)	$(345,031)	$(299,709)	$(299,709)

Fair Value Measurements
The estimated fair value of our financial instruments that are not measured at fair value on a recurring basis, categorized based upon the fair value hierarchy, are as follows:
Level I: Inputs are unadjusted, quoted prices for identical assets or liabilities in active markets that we have the ability to access. Valuation of these items does not entail a significant amount of judgment.
Level II : Inputs other than quoted prices included in Level I that are observable for the asset or liability through corroboration with market data at the measurement date.
Level III: Inputs that are unobservable. The Company did not use any Level 3 inputs as of June 30, 2013.

	Fair Value Measurements at June 30, 2013 Using
	Total	Level I	Level II	Level III
Cash and cash equivalents	$62,349	$62,349	$-	$-
Restricted cash	$99,009	$99,009	$-	$-
Long-term debt(1)	$(345,031)	$-	$(345,031)	$-

(1)
The fair value of the Company's debt is estimated based currently available debt with similar contract terms, interest rate and remaining maturities as well as taking into account our creditworthiness.

ISSUANCE OF UNITS	6 Months Ended
Jun. 30, 2013
ISSUANCE OF UNITS [Abstract]
ISSUANCE OF UNITS
NOTE 9 - ISSUANCE OF UNITS
On February 6, 2013, Navios Partners completed its public offering of 4,500,000 common units at $14.15 per unit and raised gross proceeds of approximately $63,675 to fund its fleet expansion. The net proceeds of this offering, including the underwriting discount and excluding offering costs of $195 were approximately $60,645. Pursuant to this offering, Navios Partners issued 91,837 general partnership units to its general partner. The net proceeds from the issuance of the general partnership units were $1,299. On the same date, Navios Partners completed the exercise of the option previously granted to the underwriters in connection with the offering and issued 675,000 additional common units at the public offering price less the underwriting discount. As a result of the exercise of the option, Navios Partners raised additional gross proceeds of $9,551. The net proceeds, including the underwriting discount, were approximately $9,126 and issued 13,776 additional general partnership units to its general partner. The net proceeds from the issuance of the general partnership units were $195.

SEGMENT INFORMATION	6 Months Ended
Jun. 30, 2013
SEGMENT INFORMATION [Abstract]
SEGMENT INFORMATION
NOTE 10 - SEGMENT INFORMATION
Navios Partners reports financial information and evaluates its operations by charter revenues. Navios Partners does not use discrete financial information to evaluate operating results for each type of charter. As a result, management reviews operating results solely by revenue per day and operating results of the fleet and thus Navios Partners has determined that it operates under one reportable segment.
The following table sets out operating revenue by geographic region for Navios Partners' reportable segment. Revenue is allocated on the basis of the geographic region in which the customer is located. Dry bulk vessels operate worldwide. Revenues from specific geographic region which contribute over 10% of total revenue are disclosed separately.

Revenue by Geographic Region

        Vessels operate on a worldwide basis and are not restricted to specific locations. Accordingly, it is not possible to allocate the assets of these operations to specific countries.

	Three Month Period ended June 30, 2013	Three Month Period ended June 30, 2012	Six Month Period ended June 30, 2013	Six Month Period ended June 30, 2012
Europe	$8,930	$6,881	$16,725	$12,881
Asia	31,403	37,275	65,490	75,920
Australia	2,031	2,029	4,040	4,097
North America	6,790	2,937	13,180	4,211
Total	$49,154	$49,122	$99,435	$97,109

INCOME TAXES	6 Months Ended
Jun. 30, 2013
INCOME TAXES [Abstract]
INCOME TAXES
NOTE 11 - INCOME TAXES

Marshall Islands, Malta and Liberia do not impose a tax on international shipping income. Under the laws of Marshall Islands, Malta and Liberia, the countries of the vessel-owning subsidiaries' incorporation and vessels' registration, the vessel-owning subsidiaries are subject to registration and tonnage taxes which have been included in vessel operating expenses in the accompanying consolidated statements of income.
As of January 1, 2013, foreign flagged vessels that are managed by Greek or foreign ship management companies in Greece are subject to Greek tonnage tax. The payment of tonnage tax exhausts the tax liability of the foreign ship owning company against any tax, duty, charge or contribution payable on income from the exploitation of the foreign flagged vessel.

 Pursuant to Section 883 of the Internal Revenue Code of the United States, U.S. source income from the international operation of ships is generally exempt from U.S. income tax if the company operating the ships meets certain incorporation and ownership requirements. Among other things, in order to qualify for this exemption, the company operating the ships must be incorporated in a country which grants an equivalent exemption from income taxes to U.S. corporations. All the vessel-owning subsidiaries satisfy these initial criteria. In addition, these companies must meet an ownership test. The management of Navios Partners believes that this ownership test was satisfied prior to the IPO by virtue of a special rule applicable to situations where the ship operating companies are beneficially owned by a publicly traded company. Although not free from doubt, management also believes that the ownership test will be satisfied based on the trading volume and ownership of Navios Partners' units, but no assurance can be given that this will remain so in the future.

COMMITMENTS AND CONTINGENCIES	6 Months Ended
Jun. 30, 2013
COMMITMENTS AND CONTINGENCIES [Abstract]
COMMITMENTS AND CONTINGENCIES
NOTE 12 - COMMITMENTS AND CONTINGENCIES
Navios Partners is involved in various disputes and arbitration proceedings arising in the ordinary course of business. Provisions have been recognized in the financial statements for all such proceedings where Navios Partners believes that a liability may be probable, and for which the amounts are reasonably estimable, based upon facts known at the date the financial statements were prepared. Management believes, the ultimate disposition of these matters will be immaterial to Navios Partners' financial position, results of operations or liquidity.
In January 2011, Korea Line Corporation (“KLC”) which is the charterer of the Navios Melodia filed for receivership. The charter contract was affirmed and will be performed by KLC on its original terms, following an interim suspension period during which Navios Partners trades the vessel directly.
As of June 30, 2013, Navios Partners committed for future remaining contractual deposits for the vessels to be delivered on various dates through the first quarter of 2014.The future minimum commitments for the 12-month periods ended June 30, of Navios Partners under its charter-in contracts, net of commissions, are as follows:

Amount
2014	$113,743
2015	3,471
Total	$117,214

TRANSACTIONS WITH RELATED PARTIES AND AFFILIATES	6 Months Ended
Jun. 30, 2013
TRANSACTIONS WITH RELATED PARTIES AND AFFILIATES [Abstract]
TRANSACTIONS WITH RELATED PARTIES AND AFFILIATES
NOTE 13 - TRANSACTIONS WITH RELATED PARTIES AND AFFILIATES
Management fees: Pursuant to the management agreement dated November 16, 2007, which was revised in October 2009, the Manager, a wholly owned subsidiary of Navios Holdings, provides commercial and technical management services to Navios Partners' vessels for a daily fee of: (a) $4.5 daily rate per Ultra-Handymax vessel; (b) $4.4 daily rate per Panamax vessel; and (c) $5.5 daily rate per Capesize vessel for the two-year period that ended on November 16, 2011. In October 2011, Navios Partners extended the duration of its existing Management Agreement with the Manager until December 31, 2017 and fixed the rate for shipmanagement services of its owned fleet through December 31, 2013. The new management fees are: (a) $4.65 daily rate per Ultra-Handymax vessel; (b) $4.55 daily rate per Panamax vessel; and (c) $5.65 daily rate per Capesize vessel.
This daily fee covers all of the vessels' operating expenses, including the cost of dry dock and special surveys. Total management fees for the three and six month period ended June 30, 2013 amounted to $8,586 and $17,077, respectively. Total management fees for the three and six month periods ended June 30, 2012 amounted to $7,323 and $14,557, respectively.
General and administrative expenses: Pursuant to the administrative services agreement dated November 16, 2007, the Manager also provides administrative services to Navios Partners, which include bookkeeping, audit and accounting services, legal and insurance services, administrative and clerical services, banking and financial services, advisory services, client and investor relations and other. The Manager is reimbursed for reasonable costs and expenses incurred in connection with the provision of these services. Navios Partners extended the duration of its existing Administrative Services Agreement with the Manager pursuant to the same terms, until December 31, 2017.
Total general and administrative expenses charged by Navios Holdings for the three and six month periods ended June 30, 2013 amounted to $1,050 and $2,100, respectively. Total general and administrative expenses charged by Navios Holdings for the three and six month periods ended June 30, 2012 amounted to $909 and $1,809, respectively.
Balance due to related parties: Included in the current liabilities as of June 30, 2013 was an amount of $14,925, which represented the current account payable to Navios Holdings and its subsidiaries. The balance mainly consisted of the management fees outstanding amounting to $14,153 and administrative service fees and other payables amounting to $772. Amounts due to related parties as of December 31, 2012 was $21,748.
Vessel Chartering: In February 2012, Navios Partners entered into a charter with a subsidiary of Navios Holdings for the Navios Apollon. The term of this charter is approximately two years commencing in February 2012, at a daily rate of $12.5 net per day for the first year and $13.5 net per day for the second year, plus 50/50 profit sharing based on actual earnings. For this charter, for three and six months ended June 30, 2013 the total revenue of Navios Partners from Navios Holdings amounted to $1,189 and $2,217, respectively. For this charter, for three and six months ended June 30, 2012 the total revenue of Navios Partners from Navios Holdings amounted to $1,189 and $1,660, respectively.
           In May 2012, Navios Partners entered into a charter with a subsidiary of Navios Holdings for the Navios Prosperity. The term of this charter is approximately one year with two six-month extension options granted to Navios Holdings, commencing in May 2012, at a daily rate of $12 net per day plus profit sharing the first $1.5 in profits above the base rate and thereafter all profits will be split 50% to each party. For this charter, for the three and six months ended June 30, 2013, the total revenue of Navios Partners from Navios Holdings amounted to $1,098 and $2,173, respectively. For this charter, for the three and six months ended June 30, 2012, the total revenue of Navios Partners from Navios Holdings amounted to $291.
          In September 2012, Navios Partners entered into a charter with a subsidiary of Navios Holdings for the Navios Libra. The term of this charter is approximately three years commencing in October 2012, at a daily rate of $12 net per day plus 50/50 profit sharing based on actual earnings. For this charter, for the three and six months ended June 30, 2013 the total revenue of Navios Partners from Navios Holdings amounted to $1,095 and $2,228, respectively.
In May 2013, Navios Partners entered into a charter with a subsidiary of Navios Holdings for the Navios Felicity. The term of this charter is approximately one year commencing in May 2013, at a daily rate of $12 net per day plus 50/50 profit sharing based on actual earnings. For this charter, for the three and six months ended June 30, 2013 the total revenue of Navios Partners from Navios Holdings amounted to $628.
In May 2013, Navios Partners entered into a charter with a subsidiary of Navios Holdings for the Navios Aldebaran. The term of this charter is approximately six months commencing in June 2013, at a daily rate of $11 net per day plus profit sharing the first $2.5 in profits above the base rate and thereafter all profits will be split 50% to each party. For this charter, for the three and six months ended June 30, 2013 the total revenue of Navios Partners from Navios Holdings amounted to $315.

Others: Navios Partners has entered into an Omnibus Agreement with Navios Holdings pursuant to which Navios Holdings and its controlled affiliates (other than us, our general partner and our subsidiaries) generally agreed not to acquire or own Panamax or Capesize drybulk carriers under time charters of three or more years without the consent of our general partner. The Omnibus Agreement, however, contains significant exceptions that allow Navios Holdings or any of its controlled affiliates to compete with us under specified circumstances which could harm our business. In addition, concurrently with the successful consummation of the initial business combination by Navios Maritime Acquisition Corporation, or Navios Acquisition, on May 28, 2010, because of the overlap between Navios Acquisition, Navios Holdings and us, with respect to possible acquisitions under the terms of our Omnibus Agreement, we entered into a business opportunity right of first refusal agreement which provides the types of business opportunities in the marine transportation and logistics industries, we, Navios Holdings and Navios Acquisition must share with the each other.
On January 1, 2012, in accordance with the terms of the partnership agreement, all of the outstanding subordinated units converted into 7,621,843 shares of common units. On June 29, 2012, in accordance with the terms of the partnership agreement, the outstanding subordinated Series A units converted into 1,000,000 shares of common units. As of June 30, 2013, Navios Holdings held a total of 14,223,763 common units, representing a 23.2% common unit interest in Navios Partners.
On November 15, 2012, Navios Holdings and Navios Partners entered into an agreement by which Navios Holdings will provide supplemental credit default insurance with a maximum cash payment of $20,000. As of June 30, 2013, the Company has not put forth any claims to Navios Holdings in connection with this supplemental insurance.

CASH DISTRIBUTIONS AND EARNINGS PER UNIT	6 Months Ended
Jun. 30, 2013
CASH DISTRIBUTION AND EARNINGS PER UNIT [Abstract]
CASH DISTRIBUTIONS AND EARNINGS PER UNIT
NOTE 14 - CASH DISTRIBUTIONS AND EARNINGS PER UNIT
The partnership agreement of Navios Partners requires that all available cash is distributed quarterly, after deducting expenses, including estimated maintenance and replacement capital expenditures and reserves. Distributions may be restricted by, among other things, the provisions of existing and future indebtedness, applicable partnership and limited liability company laws and other laws and regulations. The amount of the minimum quarterly distribution is $0.35 per unit or $1.40 per unit per year and is made in the following manner:

•	First, 98% to all unitholders, pro rata not including holder of subordinated Series A units;
Thereafter there is incentive distribution rights held by the General Partner, which are analyzed as follows:

	Total Quarterly Distribution Target Amount	Marginal Percentage Interest in Distributions
		Common and Subordinated Unitholders	General Partner
Minimum Quarterly Distribution	$ 0.35	98%	2%
First Target Distribution	up to $0.4025	98%	2%
Second Target Distribution	above $0.4025 up to $0.4375	85%	15%
Third Target Distribution	above $0.4375 up to $0.525	75%	25%
Thereafter	above $0.525	50%	50%
On January 21, 2013, the Board of Directors of Navios Partners authorized its quarterly cash distribution for the three month period ended December 31, 2012 of $0.4425 per unit. The distribution was paid on February 14, 2013 to all holders of record of common and general partner units on February 8, 2013, which included the unitholders from the common unit offering in February 2013. The aggregate amount of the declared distribution was $27,563 and $2,373 for new unitholders.
         On April 22, 2013, the Board of Directors of Navios Partners authorized its quarterly cash distribution for the three month period ended March 31, 2013 of $0.4425 per unit. The distribution was paid on May 14, 2013 to all holders of record of common and general partner units on May 10, 2013. The aggregate amount of the declared distribution was $29,936.
        Navios Partners calculates earnings per unit by allocating reported net income for each period to each class of units based on the distribution waterfall for available cash specified in Navios Partners' partnership agreement, net of the unallocated earnings (or losses). Basic earnings net income per unit is determined by dividing net income by the weighted average number of units outstanding during the period. Diluted earnings per unit is calculated in the same manner as net income per unit, except that the weighted average number of outstanding units increased to include the dilutive effect of outstanding unit options or phantom units. There were no options or phantom units outstanding during the three and six months ended June 30, 2013 and 2012.
The calculations of the basic and diluted earnings per unit are presented below.

	Three Month Period Ended		Six Month Period Ended
	June 30, 2013	June 30, 2012	June 30, 2013	June 30, 2012
Net income	$19,511	$16,681	$35,757	$33,618
Earnings attributable to:
Common unit holders	18,671	16,348	34,143	32,946
Weighted average units outstanding (basic and diluted)
Common unit holders	65,284,163	57,260,811	64,254,881	55,884,987
Earnings per unit (basic and diluted):
Common unit holders	$0.29	$0.29	$0.53	$0.59
Earnings per unit - distributed (basic and diluted):
Common unit holders	$0.44	$0.47	$0.90	$0.91
Loss per unit - undistributed (basic and diluted):
Common unit holders	$(0.15)	$(0.18)	$(0.37)	$(0.32)

OTHER INCOME	6 Months Ended
Jun. 30, 2013
OTHER INCOME [Abstract]
OTHER INCOME
NOTE 15 - OTHER INCOME

        As part of a new suspension agreement entered into in June 2013, Navios Partners agreed to receive upfront payment of $10,000 covering hire revenues for the suspension period until April 2016.  The amount of $10,000 was recognized immediately in the statement of income under the caption of Other income since the Company has no future requirements to refund the payment.

RECENT ACCOUNTING PRONOUNCEMENTS	6 Months Ended
Jun. 30, 2013
RECENT ACCOUNTING PRONOUNCEMENTS [Abstract]
RECENT ACCOUNTING PRONOUNCEMENTS
NOTE 16 - RECENT ACCOUNTING PRONOUNCEMENTS
Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income
In February 2013, the Financial Accounting Standards Board (“FASB”) issued amended standards requiring additional disclosures for other comprehensive income. The amended standards require an entity to provide information about the amounts reclassified out of accumulated other comprehensive income by component. In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income but only if the amount reclassified is required under U.S. GAAP to be reclassified to net income in its entirety in the same reporting period. The amendments apply to all entities that issue financial statements that are presented in conformity with U.S. GAAP and that report items of other comprehensive income. Public companies are required to comply with these amendments for all reporting periods presented, including interim periods. For public entities, the amendments are effective prospectively for reporting periods beginning after December 15, 2012. Navios Partners has adopted the new amendments as of January 1, 2013. The adoption of the new standard did not have a significant impact on Navios Partners' consolidated financial statements.

SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2013
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS
NOTE 17 - SUBSEQUENT EVENTS
On July 22, 2013, the Board of Directors of Navios Partners authorized its quarterly cash distribution for the three month period ended June 30, 2013 of $0.4425 per unit. The distribution is payable on August 13, 2013 to all holders of record of common and general partner units on August 8, 2013. The aggregate amount of the declared distribution is anticipated to be $29,936.

ACCOUNTING POLICIES (Policies)	6 Months Ended
Jun. 30, 2013
BASIS OF PRESENTATION [Abstract]
Use Of Estimates
(a) Use of Estimates: The preparation of consolidated financial statements in conformity with the accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the dates of the financial statements and the reported amounts of revenues and expenses during the reporting periods. On an on-going basis, management evaluates the estimates and judgments, including those related to future drydock dates, the selection of useful lives for tangible assets, expected future cash flows from long-lived assets to support impairment tests, provisions necessary for accounts receivables, provisions for legal disputes, and contingencies. Management bases its estimates and judgments on historical experience and on various other factors that are believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities that are not readily apparent from other sources. Actual results could differ from those estimates under different assumptions and/or conditions.

Vessels, net
(b) Vessels, net: Vessels are stated at historical cost, which consists of the contract price and any material expenses incurred upon acquisition (improvements and delivery expenses). Vessels acquired in an asset acquisition or in a business combination are recorded at fair value. Subsequent expenditures for major improvements and upgrading are capitalized, provided they appreciably extend the life, increase the earning capacity or improve the efficiency or safety of the vessels. Expenditures for routine maintenance and repairs are expensed as incurred.

  Depreciation is computed using the straight line method over the useful life of the vessels, after considering the estimated residual value. Management estimates the residual values of our dry bulk vessels based on a scrap value cost of steel times the weight of the ship noted in lightweight ton (LWT). Residual values are periodically reviewed and revised to recognize changes in conditions, new regulations or other reasons. Revisions of residual values affect the depreciable amount of the vessels and affects depreciation expense in the period of the revision and future periods. Prior to December 31, 2012, management estimated the residual values of its vessels based on a scrap rate of $285 per LWT. Effective January 1, 2013, following management's reassessment after considering current market trends for scrap rates and ten-year average historical scrap rates of the residual values of the Company's vessels, the estimated scrap value per LWT was increased to $340. This change in accounting estimate of scrap value did not materially affect the statement of income and the earnings per unit of the Company in the three and six month period ended June 30, 2013.
        Management estimates the useful life of our vessels to be 25 years from the vessel's original construction. However, when regulations place limitations over the ability of a vessel to trade on a worldwide basis, its useful life is re-estimated to end at the date such regulations become effective.

Recent Accounting Pronouncements
Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income
In February 2013, the Financial Accounting Standards Board (“FASB”) issued amended standards requiring additional disclosures for other comprehensive income. The amended standards require an entity to provide information about the amounts reclassified out of accumulated other comprehensive income by component. In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income but only if the amount reclassified is required under U.S. GAAP to be reclassified to net income in its entirety in the same reporting period. The amendments apply to all entities that issue financial statements that are presented in conformity with U.S. GAAP and that report items of other comprehensive income. Public companies are required to comply with these amendments for all reporting periods presented, including interim periods. For public entities, the amendments are effective prospectively for reporting periods beginning after December 15, 2012. Navios Partners has adopted the new amendments as of January 1, 2013. The adoption of the new standard did not have a significant impact on Navios Partners' consolidated financial statements.

BASIS OF PRESENTATION (Tables)	6 Months Ended
Jun. 30, 2013
BASIS OF PRESENTATION [Abstract]
Navios Maritime Partners L.P. and Subsidiaries

	Vessel name	Country of incorporation	Statement of Income
Company name			2013	2012
Libra Shipping Enterprises Corporation	Navios Libra II	Marshall Is.	1/01 - 06/30	1/01 - 06/30
Alegria Shipping Corporation	Navios Alegria	Marshall Is.	1/01 - 06/30	1/01 - 06/30
Felicity Shipping Corporation	Navios Felicity	Marshall Is.	1/01 - 06/30	1/01 - 06/30
Gemini Shipping Corporation	Navios Gemini S	Marshall Is.	1/01 - 06/30	1/01 - 06/30
Galaxy Shipping Corporation	Navios Galaxy I	Marshall Is.	1/01 - 06/30	1/01 - 06/30
Aurora Shipping Enterprises Ltd.	Navios Hope	Marshall Is.	1/01 - 06/30	1/01 - 06/30
Palermo Shipping S.A.	Navios Apollon	Marshall Is.	1/01 - 06/30	1/01 - 06/30
Fantastiks Shipping Corporation	Navios Fantastiks	Marshall Is.	1/01 - 06/30	1/01 - 06/30
Sagittarius Shipping Corporation	Navios Sagittarius	Marshall Is.	1/01 - 06/30	1/01 - 06/30
Hyperion Enterprises Inc.	Navios Hyperion	Marshall Is.	1/01 - 06/30	1/01 - 06/30
Chilali Corp.	Navios Aurora II	Marshall Is.	1/01 - 06/30	1/01 - 06/30
Surf Maritime Co.	Navios Pollux	Marshall Is.	1/01 - 06/30	1/01 - 06/30
Pandora Marine Inc.	Navios Melodia	Marshall Is.	1/01 - 06/30	1/01 - 06/30
Customized Development S.A.	Navios Fulvia	Liberia	1/01 - 06/30	1/01 - 06/30
Kohylia Shipmanagement S.A.	Navios Luz	Marshall Is.	1/01 - 06/30	1/01 - 06/30
Orbiter Shipping Corp.	Navios Orbiter	Marshall Is.	1/01 - 06/30	1/01 - 06/30
Floral Marine Ltd.	Navios Buena Ventura	Marshall Is.	1/01 - 06/30	6/15 - 06/30
Golem Navigation Limited	Navios Soleil	Marshall Is.	1/01 - 06/30	-
Kymata Shipping Co.	Navios Helios	Marshall Is.	1/01 - 06/30	-
Micaela Shipping Corporation	Navios Harmony	Marshall Is.	-	-
Pearl Shipping Corporation	Navios Sun	Marshall Is.	-	-
Chartered-in vessels
Prosperity Shipping Corporation	Navios Prosperity	Marshall Is.	1/01 - 06/30	1/01 - 06/30
Aldebaran Shipping Corporation	Navios Aldebaran	Marshall Is.	1/01 - 06/30	1/01 - 06/30
Other
JTC Shipping and Trading Ltd (*)	Holding Company	Malta	1/01 - 06/30	1/01 - 06/30
Navios Maritime Partners L.P.	N/A	Marshall Is.	1/01 - 06/30	1/01 - 06/30
Navios Maritime Operating LLC	N/A	Marshall Is.	1/01 - 06/30	1/01 - 06/30
Navios Partners Finance (US) Inc.	Co-Borrower	Delaware	6/19 - 06/30	-

(*)	Not a vessel-owning subsidiary and only holds right to a charter-in contract.

CASH AND CASH EQUIVALENTS (Tables)	6 Months Ended
Jun. 30, 2013
CASH AND CASH EQUIVALENTS [Abstract]
Schedule of cash and cash equivalents

	June 30, 2013	December 31, 2012
Cash on hand and at banks	$14,261	$18,180
Short term deposits and highly liquid funds	48,088	13,952
Total cash and cash equivalents	$62,349	$32,132

VESSELS, NET (Tables)	6 Months Ended
Jun. 30, 2013
VESSELS, NET [Abstract]
Schedule Of Vessels and Other Fixed Assets

Vessels	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2011	$764,905	$(97,692)	$667,213
Additions	88,505	(34,327)	54,178
Balance December 31, 2012	$853,410	$(132,019)	$721,391
Additions	-	(17,596)	(17,596)
Balance June 30, 2013	$853,410	$(149,615)	$703,795

INTANGIBLE ASSETS (Tables)	6 Months Ended
Jun. 30, 2013
INTANGIBLE ASSETS [Abstract]
Schedule of Intangible Assets and Unfavorable Lease Terms

	Cost	Accumulated Amortization	Net Book Value
Total favorable lease terms charter-out December 31, 2011	$227,335	$(50,754)	$176,581
Additions	21,193	(37,295)	(16,102)
Total favorable lease terms charter-out December 31, 2012	$248,528	$(88,049)	$160,479
Additions	-	(19,226)	(19,226)
Write-off of intangible asset	-	(3,205)	(3,205)
Total favorable lease terms charter-out June 30, 2013	$248,528	$(110,480)	$138,048

Schedule of Amortization (Expense) / Income Of Favorable and Unfavorable Leases

	Three Month Period Ended		Six Month Period Ended
	June 30, 2013	June 30, 2012	June 30, 2013	June 30, 2012
Favorable lease terms charter-out	$(9,614)	$(9,089)	$(19,226)	$(18,070)
Write-off of intangible asset	(3,205)	-	(3,205)	-
Total	$(12,819)	$(9,089)	$(22,431)	$(18,070)

Schedule of aggregate amortizations of the intangibles

Year	Amount
2014	$33,706
2015	22,758
2016	18,262
2017	17,526
2018 and thereafter	45,796
$138,048

BORROWINGS (Tables)	6 Months Ended
Jun. 30, 2013
BORROWINGS [Abstract]
Schedule of long-term debt

	June 30, 2013	December 31, 2012
Term Loan B facility	$250,000	$-
Credit facilities	100,020	299,709
Total borrowings	350,020	299,709
Less: Unamortized discount	(4,989)	-
Less: current portion, net of unamortized discount	(2,472)	(23,727)
Total long-term borrowings, net of unamortized discount	$342,559	$275,982

Schedule of maturities of long-term debt

Year	Amount
2014	$3,492
2015	6,334
2016	16,324
2017	18,735
2018	305,135
$350,020

FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	6 Months Ended
Jun. 30, 2013
FAIR VALUE OF FINANCIAL INSTRUMENTS [Abstract]
Schedule of Fair Value By Balance Sheet Grouping [Text Block]

	June 30, 2013		December 31, 2012
	Book Value	Fair Value	Book Value	Fair Value
Cash and cash equivalents	$62,349	$62,349	$32,132	$32,132
Restricted cash	$99,009	$99,009	$29,529	$29,529
Accounts receivable, net	$22,506	$22,506	$7,778	$7,778
Accounts payable	$(2,359)	$(2,359)	$(2,090)	$(2,090)
Amounts due to related parties	$(14,925)	$(14,925)	$(21,748)	$(21,748)
Long-term debt	$(345,031)	$(345,031)	$(299,709)	$(299,709)

Schedule of Fair Value Measurements [Table Text Block]

	Fair Value Measurements at June 30, 2013 Using
	Total	Level I	Level II	Level III
Cash and cash equivalents	$62,349	$62,349	$-	$-
Restricted cash	$99,009	$99,009	$-	$-
Long-term debt(1)	$(345,031)	$-	$(345,031)	$-

(1)
The fair value of the Company's debt is estimated based currently available debt with similar contract terms, interest rate and remaining maturities as well as taking into account our creditworthiness.

SEGMENT INFORMATION (Tables)	6 Months Ended
Jun. 30, 2013
SEGMENT INFORMATION [Abstract]
Schedule of Revenue from External Customers by Geographic Area

	Three Month Period ended June 30, 2013	Three Month Period ended June 30, 2012	Six Month Period ended June 30, 2013	Six Month Period ended June 30, 2012
Europe	$8,930	$6,881	$16,725	$12,881
Asia	31,403	37,275	65,490	75,920
Australia	2,031	2,029	4,040	4,097
North America	6,790	2,937	13,180	4,211
Total	$49,154	$49,122	$99,435	$97,109

COMMITMENTS AND CONTINGENCIES (Tables)	6 Months Ended
Jun. 30, 2013
COMMITMENTS AND CONTINGENCIES [Abstract]
Schedule of Future Minimum Commitments

Amount
2014	$113,743
2015	3,471
Total	$117,214

CASH DISTRIBUTIONS AND EARNINGS PER UNIT (Tables)	6 Months Ended
Jun. 30, 2013
CASH DISTRIBUTION AND EARNINGS PER UNIT [Abstract]
Schedule Of Incentive Distribution Rights Held By General Partner

	Total Quarterly Distribution Target Amount	Marginal Percentage Interest in Distributions
		Common and Subordinated Unitholders	General Partner
Minimum Quarterly Distribution	$ 0.35	98%	2%
First Target Distribution	up to $0.4025	98%	2%
Second Target Distribution	above $0.4025 up to $0.4375	85%	15%
Third Target Distribution	above $0.4375 up to $0.525	75%	25%
Thereafter	above $0.525	50%	50%

Schedule Of Earnings Per Share Reconciliation

	Three Month Period Ended		Six Month Period Ended
	June 30, 2013	June 30, 2012	June 30, 2013	June 30, 2012
Net income	$19,511	$16,681	$35,757	$33,618
Earnings attributable to:
Common unit holders	18,671	16,348	34,143	32,946
Weighted average units outstanding (basic and diluted)
Common unit holders	65,284,163	57,260,811	64,254,881	55,884,987
Earnings per unit (basic and diluted):
Common unit holders	$0.29	$0.29	$0.53	$0.59
Earnings per unit - distributed (basic and diluted):
Common unit holders	$0.44	$0.47	$0.90	$0.91
Loss per unit - undistributed (basic and diluted):
Common unit holders	$(0.15)	$(0.18)	$(0.37)	$(0.32)

DESCRIPTION OF BUSINESS (Details)	6 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
DESCRIPTION OF BUSINESS [Abstract]
Navios Maritime Partners L.P date formed	Aug 7, 2007
Years of operating history in the drybulk industry	55 years
Percentage of general partner's ownership interest	2.00%
Navios Partners' initial public offering date	Nov 16, 2007
Common Unitholders, units outstanding	65,284,163	60,109,163
General Partners, units outstanding	1,332,334	1,226,721
Percentage of ownership interest in Navios Partners, including 2% general partner interest	23.40%

BASIS OF PRESENTATION (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Jun. 30, 2012
Vessels, net
Scrap value per lightweight ton	$ 340	$ 285
Management estimation for the useful life of the vessels	25 years

BASIS OF PRESENTATION - Schedule Of Entities (Table) (Details)	6 Months Ended
Jun. 30, 2013
Libra Shipping Enterprises Corporation
Entity [Line Items]
Vessel name	Navios Libra II
Country of incorporation	Marshall Is.
Statement of Income [Abstract]
2013	1/01 - 06-30
2012	1/01 - 06-30
Alegria Shipping Corporation
Entity [Line Items]
Vessel name	Navios Alegria
Country of incorporation	Marshall Is.
Statement of Income [Abstract]
2013	1/01 - 06-30
2012	1/01 - 06-30
Felicity Shipping Corporation
Entity [Line Items]
Vessel name	Navios Felicity
Country of incorporation	Marshall Is.
Statement of Income [Abstract]
2013	1/01 - 06-30
2012	1/01 - 06-30
Gemini Shipping Corporation
Entity [Line Items]
Vessel name	Navios Gemini S
Country of incorporation	Marshall Is.
Statement of Income [Abstract]
2013	1/01 - 06-30
2012	1/01 - 06-30
Galaxy Shipping Corporation
Entity [Line Items]
Vessel name	Navios Galaxy I
Country of incorporation	Marshall Is
Statement of Income [Abstract]
2013	1/01 - 06-30
2012	1/01 - 06-30
Aurora Shipping Enterprises Ltd.
Entity [Line Items]
Vessel name	Navios Hope
Country of incorporation	Marshall Is
Statement of Income [Abstract]
2013	1/01 - 06-30
2012	1/01 - 06-30
Palermo Shipping S.A.
Entity [Line Items]
Vessel name	Navios Apollon
Country of incorporation	Marshall Is
Statement of Income [Abstract]
2013	1/01 - 06-30
2012	1/01 - 06-30
Fantastiks Shipping Corporation
Entity [Line Items]
Vessel name	Navios Fantastiks
Country of incorporation	Marshall Is.
Statement of Income [Abstract]
2013	1/01 - 06-30
2012	1/01 - 06-30
Sagittarius Shipping Corporation
Entity [Line Items]
Vessel name	Navios Sagittarius
Country of incorporation	Marshall Is.
Statement of Income [Abstract]
2013	1/01 - 06-30
2012	1/01 - 06-30
Hyperion Enterprises Inc.
Entity [Line Items]
Vessel name	Navios Hyperion
Country of incorporation	Marshall Is
Statement of Income [Abstract]
2013	1/01 - 06-30
2012	1/01 - 06-30
Chilali Corp.
Entity [Line Items]
Vessel name	Navios Aurora II
Country of incorporation	Marshall Is
Statement of Income [Abstract]
2013	1/01 - 06-30
2012	1/01 - 06-30
Surf Maritime Co.
Entity [Line Items]
Vessel name	Navios Pollux
Country of incorporation	Marshall Is
Statement of Income [Abstract]
2013	1/01 - 06-30
2012	1/01 - 06-30
Pandora Marine Inc.
Entity [Line Items]
Vessel name	Navios Melodia
Country of incorporation	Marshall Is
Statement of Income [Abstract]
2013	1/01 - 06-30
2012	1/01 - 06-30
Customized Development S.A.
Entity [Line Items]
Vessel name	Navios Fulvia
Country of incorporation	Liberia
Statement of Income [Abstract]
2013	1/01 - 06-30
2012	1/01 - 06-30
Kohylia Shipmanagement S.A.
Entity [Line Items]
Vessel name	Navios Luz
Country of incorporation	Marshall Is.
Statement of Income [Abstract]
2013	1/01 - 06-30
2012	1/01 - 06-30
Orbiter Shipping Corp.
Entity [Line Items]
Vessel name	Navios Orbiter
Country of incorporation	Marshall Is.
Statement of Income [Abstract]
2013	1/01 - 06-30
2012	1/01 - 06-30
Floral Marine Ltd.
Entity [Line Items]
Vessel name	Navios Buena Ventura
Country of incorporation	Marshall Is.
Statement of Income [Abstract]
2013	1/01 - 06-30
2012	6/15 - 06/30
Golem Navigation Limited
Entity [Line Items]
Vessel name	Navios Soleil
Country of incorporation	Marshall Is.
Statement of Income [Abstract]
2013	1/01 - 06-30
2012	-
Kymata Shipping Co.
Entity [Line Items]
Vessel name	Navios Helios
Country of incorporation	Marshall Is.
Statement of Income [Abstract]
2013	1/01 - 06-30
2012	-
Micaela Shipping Corporation
Entity [Line Items]
Vessel name	Navios Harmony
Country of incorporation	Marshall Is.
Statement of Income [Abstract]
2013	-
2012	-
Pearl Shipping Corporation
Entity [Line Items]
Vessel name	Navios Sun
Country of incorporation	Marshall Is.
Statement of Income [Abstract]
2013	-
2012	-
Prosperity Shipping Corporation
Entity [Line Items]
Vessel name	Navios Prosperity
Country of incorporation	Marshall Is.
Statement of Income [Abstract]
2013	1/01 - 06-30
2012	1/01 - 06-30
Aldebaran Shipping Corporation
Entity [Line Items]
Vessel name	Navios Aldebaran
Country of incorporation	Marshall Is.
Statement of Income [Abstract]
2013	1/01 - 06-30
2012	1/01 - 06-30
JTC Shipping and Trading Ltd. (not a vessel-owning subsidiary and only holds right to a charter-in contract)
Entity [Line Items]
Vessel name	Holding Company
Country of incorporation	Malta
Statement of Income [Abstract]
2013	1/01 - 06-30
2012	1/01 - 06-30
Navios Maritime Partners L.P.
Entity [Line Items]
Vessel name	N/A
Country of incorporation	Marshall Is.
Statement of Income [Abstract]
2013	1/01 - 06-30
2012	1/01 - 06-30
Navios Maritime Operating LLC
Entity [Line Items]
Vessel name	N/A
Country of incorporation	Marshall Is.
Statement of Income [Abstract]
2013	1/01 - 06-30
2012	1/01 - 06-30
Navios Partners Finance (US) Inc.
Entity [Line Items]
Vessel name	Co-Borrower
Country of incorporation	Delaware
Statement of Income [Abstract]
2013	6/19 - 6/30
2012	-

CASH AND CASH EQUIVALENTS (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
CASH AND CASH EQUIVALENTS [Abstract]
Time deposits	$ 47,290	$ 13,129
Money market funds	798	823
Guarantee for a claim related to an owned vessel	830	829
Restricted cash held in retention and pledged accounts	0	28,700
Restricted cash, short-term portion	830	29,529
Restricted cash, long-term portion	$ 98,179	$ 0

CASH AND CASH EQUIVALENTS - Schedule Of Cash And Cash Equivalents (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2012	Dec. 31, 2011
CASH AND CASH EQUIVALENTS [Abstract]
Cash on hand and at banks	$ 14,261	$ 18,180
Short term deposits and highly liquid funds	48,088	13,952
Total cash and cash equivalents	$ 62,349	$ 32,132	$ 41,061	$ 48,078

VESSELS, NET (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
VESSELS, NET [Abstract]
Deposits for vessels acquisitions	$ 3,361	$ 0

VESSELS, NET- Schedule of Vessels (Table) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Cost
Balance, beginning of period	$ 853,410	$ 764,905
Additions	0	88,505
Balance, end of period	853,410	853,410
Accumulated Depreciation
Balance, beginning of period	(132,019)	(97,692)
Additions	(17,596)	(34,327)
Balance, end of period	(149,615)	(132,019)
Net Book Value
Balance, beginning of period	721,391	667,213
Additions	(17,596)	54,178
Balance, end of period	$ 703,795	$ 721,391

INTANGIBLE ASSETS (Details)	Jun. 30, 2013
INTANGIBLE ASSETS [Abstract]
Weighted average useful life of favorable lease terms charter-out	7.7

INTANGIBLE ASSETS - Schedule of Intangible Assets (Table) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Total favorable lease terms charter-out
Intangible Assets And Unfavorable Lease Terms [Line Items]
Cost	$ 248,528	$ 248,528	$ 227,335
Accumulated Amortization	(110,480)	(88,049)	(50,754)
Net Book Value	138,048	160,479	176,581
Additions
Intangible Assets And Unfavorable Lease Terms [Line Items]
Cost	0	21,193
Accumulated Amortization	(19,226)	(37,295)
Net Book Value	(19,226)	(16,102)
Write Off Of Intangible Asset [Member]
Intangible Assets And Unfavorable Lease Terms [Line Items]
Cost	0
Accumulated Amortization	(3,205)
Net Book Value	$ (3,205)

INTANGIBLE ASSETS - Amortization Expense (Table) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
INTANGIBLE ASSETS [Abstract]
Favorable leases terms charter-out	$ (9,614)	$ (9,089)	$ (19,226)	$ (18,070)
Write-off of intangible asset	(3,205)	0	(3,205)	0
Total	$ (12,819)	$ (9,089)	$ (22,431)	$ (18,070)

INTANGIBLE ASSETS - Future Amortization Expense (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013
INTANGIBLE ASSETS [Abstract]
2014	$ 33,706
2015	22,758
2016	18,262
2017	17,526
2018 and thereafter	45,796
Total	$ 138,048

DEFERRED VOYAGE REVENUE (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Feb. 14, 2009	Jan. 10, 2009
DEFERRED VOYAGE REVENUE [Abstract]
Lump sum amount related to the Navios Hope				$ 30,443
Lump sum amount related to the Navios Hope, net of expenses			29,589
Recognized deferred revenue for the Navios Hope as of August 2013				30,443
Deferred voyage revenue	2,724	9,112
Unamortized amount of the lump sum amount related to the Navios Hope	896	4,230
Current portion of lump sum amounts	896
Long-term portion of lump sum amounts	$ 0

BORROWINGS (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
BORROWINGS [Abstract]
Total borrowings	$ 345,031	$ 299,709
Term Loan B Facility
Basis points	LIBOR + 425 bps
Amortization profile	1.00%
Percentage of loan net of discount	98.00%
Term	5 years
Number of new vessels partly financed	4
Amount held in escrow, partially released	98,179
Outstanding balance	245,000
Number of installments	20
Installment amount	625
Balloon payment	237,500
July 2012 Credit Facility
Prepayment from the proceed of new loan	101,614
Number of installments partially prepaid	16
Outstanding balance	100,020
Number of quarterly installments	16
5 quarterly installments amount	496
9 quarterly installments amount	3,456
1 quarterly installment amount	2,346
1 quarterly installment amount	5,897
Balloon payment	58,223
Basis points	from 180 to 205 bps plus LIBOR or the actual cost of funds
Write off of deferred financing fees	1,319
August 2012 Credit Facility
Outstanding balance repaid	41,225
Write off of deferred financing fees	$ 707

BORROWINGS - Covenants (Details)	6 Months Ended
Jun. 30, 2013
BORROWINGS [Abstract]
Term Loan B facility covenants	The Term Loan Agreement requires maintenance of a loan to value ratio of 0.8 to 1.0, and other restrictive covenants customary for facilities of this type (subject to negotiated exceptions and baskets), including restrictions on indebtedness, liens, acquisitions and investments, restricted payments and dispositions. The Term Loan Agreement also provides for customary events of default.

BORROWINGS - Schedule of long-term debt (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
BORROWINGS [Abstract]
Term Loan B facility	$ 250,000	$ 0
Credit facilities	100,020	299,709
Total borrowings	350,020	299,709
Less: Unamortized discount	(4,989)	0
Less: current portion, net of unamortized discount	(2,472)	(23,727)
Total long-term borrowings, net of unamortized discount	$ 342,559	$ 275,982

BORROWINGS - Schedule of Maturities of Long Term Debt (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Long Term Debt By Maturity [Abstract]
2014	$ 3,492
2015	6,334
2016	16,324
2017	18,735
2018	305,135
Total	$ 350,020	$ 299,709

FAIR VALUE OF FINANCIAL INSTRUMENTS - Schedule of Fair Value of Financial Instruments (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2012	Dec. 31, 2011
FAIR VALUE OF FINANCIAL INSTRUMENTS [Abstract]
Cash and cash equivalents - Book Value	$ 62,349	$ 32,132	$ 41,061	$ 48,078
Cash and cash equivalents - Fair Value	62,349	32,132
Restricted cash - Book Value	99,009	29,529
Restricted cash - Fair Value	99,009	29,529
Accounts receivable, net - Book Value	22,506	7,778
Accounts receivable, net - Fair Value	22,506	7,778
Accounts payable - Book Value	(2,359)	(2,090)
Accounts payable - Fair Value	(2,359)	(2,090)
Amounts due to related parties - Book Value	(14,925)	(21,748)
Amounts due to related parties - Fair Value	(14,925)	(21,748)
Long-term debt - Book Value	(345,031)	(299,709)
Long-term debt - Fair Value	$ (345,031)	$ (299,709)

FAIR VALUE OF FINANCIAL INSTRUMENTS - Fair Value Measurements (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Fair Value Measurements [Line Items]
Cash and cash equivalents	$ 62,349	$ 32,132
Restricted cash	99,009	29,529
Long-term debt	(345,031)	(299,709)
Level I
Fair Value Measurements [Line Items]
Cash and cash equivalents	62,349
Restricted cash	99,009
Long-term debt	0
Level II
Fair Value Measurements [Line Items]
Cash and cash equivalents	0
Restricted cash	0
Long-term debt	(345,031)
Level III
Fair Value Measurements [Line Items]
Cash and cash equivalents	0
Restricted cash	0
Long-term debt	$ 0

ISSUANCE OF UNITS (Details) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended
Feb. 06, 2013
Public Offerings [Abstract]
Completion of Public Offering, Date	Feb 6, 2013
Number of public offering, common units	4,500,000
Price of public offering, per unit	$ 14.15
Gross proceeds from the issuance of common units	$ 63,675
Offering costs	195
Net proceeds from the issuance of common units	60,645
Number of public offering, general partner units	91,837
Net proceeds from the issuance of general partner units	1,299
Additional common units, exercise of overallotment option	675,000
Gross proceeds from the issuance of additional common units	9,551
Net proceeds from the issuance of additional common units	9,126
Additional general partner units, exersise of overallotment option	13,776
Net proceeds from the issuance of additional general partner units	$ 195

SEGMENT INFORMATION - Schedule of Revenue by Geographic Region (Table) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
SEGMENT INFORMATION [Abstract]
Europe	$ 8,930	$ 6,881	$ 16,725	$ 12,881
Asia	31,403	37,275	65,490	75,920
Australia	2,031	2,029	4,040	4,097
North America	6,790	2,937	13,180	4,211
Total	$ 49,154	$ 49,122	$ 99,435	$ 97,109

COMMITMENTS AND CONTINGENCIES - Schedule Of Future Minimum Commitments (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013
Contractual Obligation Fiscal Year Maturity [Abstract]
2014	$ 113,743
2015	3,471
Total	$ 117,214

TRANSACTIONS WITH RELATED PARTIES AND AFFILIATES - Management Fees (Details) (USD $)	3 Months Ended		6 Months Ended		25 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Nov. 16, 2011	Oct. 30, 2011	Oct. 01, 2009	Nov. 16, 2007
Management fees
Management agreement date								Nov 16, 2007
First revision date							Oct 1, 2009
Second revision date						Oct 1, 2011
Daily management fee per Ultra-Handymax vessel			$ 4.65		$ 4.5
Daily management fee per Panamax vessel			4.55		4.4
Daily management fee per Capesize vessel			5.65		5.5
Management fees	$ 8,586,000	$ 7,323,000	$ 17,077,000	$ 14,557,000

TRANSACTIONS WITH RELATED PARTIES AND AFFILIATES - General & Administrative (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Nov. 16, 2007
General and administrative expenses
Administrative services agreement date					Nov 16, 2007
General and administrative expenses - Related parties	$ 1,050	$ 909	$ 2,100	$ 1,809

TRANSACTIONS WITH RELATED PARTIES AND AFFILIATES - Balance due to related parties (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Balance due to related parties
Amounts due to related parties	$ 14,925	$ 21,748
Management fees due to related parties	14,153
Administrative service expenses and other expenses due to related parties	$ 772

TRANSACTIONS WITH RELATED PARTIES AND AFFILIATES - Vessel Chartering (Details) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Navios Apollon
Charterparty with subsidiary of Navios Holdings, date	Feb 16, 2012		Feb 16, 2012
Daily charter rate, net per day, first year	$ 12,500		$ 12,500
Daily charter rate, net per day, second year	13,500		13,500
Profit sharing based on actual earnings	50/50		50/50
Revenue from charterparty	1,189,000	1,189,000	2,217,000	1,660,000
Navios Prosperity
Charterparty with subsidiary of Navios Holdings, date	May 29, 2012		May 29, 2012
Daily charter rate, net per day, first year	12,000		12,000
Profit sharing based on actual earnings	The first $1,500 in profits above the base rate and thereafter all profits will be split 50% to each party		The first $1,500 in profits above the base rate and thereafter all profits will be split 50% to each party
Revenue from charterparty	1,098,000	291,000	2,173,000	291,000
Navios Libra
Charterparty with subsidiary of Navios Holdings, date	Sep 30, 2012		Sep 30, 2012
Daily charter rate, net per day, three years	12,000		12,000
Profit sharing based on actual earnings	50/50		50/50
Revenue from charterparty	1,095,000		2,228,000
Navios Felicity
Charterparty with subsidiary of Navios Holdings, date	May 8, 2013		May 8, 2013
Daily charter rate, net per day, first year	12,000		12,000
Profit sharing based on actual earnings	50/50		50/50
Revenue from charterparty	628,000		628,000
Navios Aldebaran
Charterparty with subsidiary of Navios Holdings, date	May 25, 2013		May 25, 2013
Daily charter rate, net per day, six months	11,000		11,000
Profit sharing based on actual earnings	The first $2,500 in profits above the base rate and thereafter all profits will be split 50% to each party		The first $2,500 in profits above the base rate and thereafter all profits will be split 50% to each party
Revenue from charterparty	$ 315,000		$ 315,000

TRANSACTIONS WITH RELATED PARTIES AND AFFILIATES - Others (Details) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended
Jun. 30, 2013
Others
Conversion of subordinated units to common units date	Jan 1, 2012
Subordinated units converted into common units	7,621,843
Conversion of subordinated Series A units to common units date	Jun 29, 2012
Subordinated Series A units converted into common units	1,000,000
Navios Partners' common units held by Navios Holdings	14,223,763
Percentage of ownership interest in Navios Partners	23.20%
Navios Partners' agreement with Navios Holdings for supplemental credit default insurance date	Nov 15, 2012
Maximum cash payment by which Navios Holdings will provide supplemental credit default insurance to Navios Partners	$ 20,000

CASH DISTRIBUTIONS AND EARNINGS PER UNIT (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended			6 Months Ended
	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Jun. 30, 2013
Quarterly Cash Distribution [Abstract]
Minimum quarterly distribution per unit				$ 0.35
Maximum quarterly distribution per unit				$ 1.4
Date of authorization of quarterly cash distribution from BOD	Jul 22, 2013	Apr 22, 2013	Jan 21, 2013
Distribution per unit	$ 0.4425	$ 0.4425	$ 0.4425
Date of payment of quarterly cash distribution	Aug 13, 2013	May 14, 2013	Feb 14, 2013
Record date of quarterly cash distribution	Aug 8, 2013	May 10, 2013	Feb 8, 2013
Aggregate amount of distribution	$ 29,936	$ 29,936	$ 27,563
Aggregate amount of distribution for new unitholders			$ 2,373

CASH DISTRIBUTIONS AND EARNINGS PER UNIT - Schedule Of Incentive Distribution Rights (Table) (Details)	6 Months Ended
Jun. 30, 2013
Minimum Quarterly Distribution
Incentive Distribution Rights Held By General Partner [Line Items]
Total Quarterly Distribution Target Amount	0.35
Marginal Percentage Interest In Distributions, Common and Subordinated Unitholders	98.00%
Marginal Percentage Interest in Distributions, General Partner	2.00%
First Target Distribution
Incentive Distribution Rights Held By General Partner [Line Items]
Total Quarterly Distribution Target Amount	up to $0.4025
Marginal Percentage Interest In Distributions, Common and Subordinated Unitholders	98.00%
Marginal Percentage Interest in Distributions, General Partner	2.00%
Second Target Distribution
Incentive Distribution Rights Held By General Partner [Line Items]
Total Quarterly Distribution Target Amount	above $0.4025 up to $0.4375
Marginal Percentage Interest In Distributions, Common and Subordinated Unitholders	85.00%
Marginal Percentage Interest in Distributions, General Partner	15.00%
Third Target Distribution
Incentive Distribution Rights Held By General Partner [Line Items]
Total Quarterly Distribution Target Amount	above $0.4375 up to $0.525
Marginal Percentage Interest In Distributions, Common and Subordinated Unitholders	75.00%
Marginal Percentage Interest in Distributions, General Partner	25.00%
Thereafter
Incentive Distribution Rights Held By General Partner [Line Items]
Total Quarterly Distribution Target Amount	above $0.525
Marginal Percentage Interest In Distributions, Common and Subordinated Unitholders	50.00%
Marginal Percentage Interest in Distributions, General Partner	50.00%

CASH DISTRIBUTIONS AND EARNINGS PER UNIT - Schedule Of Earnings Per Share Reconciliation (Table) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
CASH DISTRIBUTION AND EARNINGS PER UNIT [Abstract]
Net income	$ 19,511	$ 16,681	$ 35,757	$ 33,618
Earnings attributable to:
Common unit holders	$ 18,671	$ 16,348	$ 34,143	$ 32,946
Weighted average units outstanding (basic and diluted):
Common units holders	65,284,163	57,260,811	64,254,881	55,884,987
Earnings per unit (basic and diluted):
Common unit holders	$ 0.29	$ 0.29	$ 0.53	$ 0.59
Earnings per unit - distributed (basic and diluted):
Common unit holders	$ 0.44	$ 0.47	$ 0.9	$ 0.91
Loss per unit - undistributed (basic and diluted):
Common unit holders	$ (0.15)	$ (0.18)	$ (0.37)	$ (0.32)

OTHER INCOME (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
Jun. 30, 2013
OTHER INCOME [Abstract]
Hire revenues for the suspension period until April 2016, included in Other Income	$ 10,000

SUBSEQUENT EVENTS (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended
	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012
Quarterly Cash Distribution [Abstract]
Date of authorization of quarterly cash distribution from BOD	Jul 22, 2013	Apr 22, 2013	Jan 21, 2013
Distribution per unit	$ 0.4425	$ 0.4425	$ 0.4425
Date of payment of quarterly cash distribution	Aug 13, 2013	May 14, 2013	Feb 14, 2013
Record date of quarterly cash distribution	Aug 8, 2013	May 10, 2013	Feb 8, 2013
Aggregate amount of distribution	$ 29,936	$ 29,936	$ 27,563